Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	HARTFORD MUTUAL FUNDS II INC
Central Index Key	0000049905
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Mar. 01, 2017
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class A
Risk/Return:
Trading Symbol	HGOAX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class T
Risk/Return:
Trading Symbol	HGOLX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class B
Risk/Return:
Trading Symbol	HGOBX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class C
Risk/Return:
Trading Symbol	HGOCX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class I
Risk/Return:
Trading Symbol	HGOIX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R3
Risk/Return:
Trading Symbol	HGORX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R4
Risk/Return:
Trading Symbol	HGOSX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R5
Risk/Return:
Trading Symbol	HGOTX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R6
Risk/Return:
Trading Symbol	HGOVX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class Y
Risk/Return:
Trading Symbol	HGOYX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD GROWTH OPPORTUNITIES FUND | Class F
Risk/Return:
Trading Symbol	HGOFX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL CAP GROWTH FUND | Class A
Risk/Return:
Trading Symbol	HSLAX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL CAP GROWTH FUND | Class T
Risk/Return:
Trading Symbol	HSLLX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL CAP GROWTH FUND | Class B
Risk/Return:
Trading Symbol	HSLBX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL CAP GROWTH FUND | Class C
Risk/Return:
Trading Symbol	HSLCX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL CAP GROWTH FUND | Class I
Risk/Return:
Trading Symbol	HSLIX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL CAP GROWTH FUND | Class R3
Risk/Return:
Trading Symbol	HSLRX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL CAP GROWTH FUND | Class R4
Risk/Return:
Trading Symbol	HSLSX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL CAP GROWTH FUND | Class R5
Risk/Return:
Trading Symbol	HSLTX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL CAP GROWTH FUND | Class R6
Risk/Return:
Trading Symbol	HSLVX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL CAP GROWTH FUND | Class Y
Risk/Return:
Trading Symbol	HSLYX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD SMALL CAP GROWTH FUND | Class F
Risk/Return:
Trading Symbol	HSLFX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class A
Risk/Return:
Trading Symbol	HVOAX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class T
Risk/Return:
Trading Symbol	HVOLX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class B
Risk/Return:
Trading Symbol	HVOBX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class C
Risk/Return:
Trading Symbol	HVOCX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class I
Risk/Return:
Trading Symbol	HVOIX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class R3
Risk/Return:
Trading Symbol	HVORX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class R4
Risk/Return:
Trading Symbol	HVOSX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class R5
Risk/Return:
Trading Symbol	HVOTX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class Y
Risk/Return:
Trading Symbol	HVOYX
Domestic Equity Funds (Prospectus Summary) | THE HARTFORD VALUE OPPORTUNITIES FUND | Class F
Risk/Return:
Trading Symbol	HVOFX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class A
Risk/Return:
Trading Symbol	HTNAX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class T
Risk/Return:
Trading Symbol	HTNLX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class B
Risk/Return:
Trading Symbol	HTNBX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class C
Risk/Return:
Trading Symbol	HTNCX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class I
Risk/Return:
Trading Symbol	HTNIX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class Y
Risk/Return:
Trading Symbol	HTNYX
Fixed Income Funds (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND | Class F
Risk/Return:
Trading Symbol	HTNFX
Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Debt and Currency Fund | Class A
Risk/Return:
Trading Symbol	SARVX
Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Debt and Currency Fund | Class T
Risk/Return:
Trading Symbol	HFWLX
Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Debt and Currency Fund | Class C
Risk/Return:
Trading Symbol	HFWCX
Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Debt and Currency Fund | Class I
Risk/Return:
Trading Symbol	SARNX
Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Debt and Currency Fund | Class Y
Risk/Return:
Trading Symbol	HFWYX
Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Debt and Currency Fund | Class F
Risk/Return:
Trading Symbol	HFWFX
Hartford Schroders Emerging Markets Debt and Currency Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class T
Risk/Return:
Trading Symbol	HHHLX
Hartford Schroders Emerging Markets Debt and Currency Fund | Hartford Schroders Emerging Markets Debt and Currency Fund | Class SDR
Risk/Return:
Trading Symbol	SARRX
Hartford Schroders Tax-Aware Bond Fund (Prospectus Summary) | Hartford Schroders Tax-Aware Bond Fund | Class A
Risk/Return:
Trading Symbol	STWVX
Hartford Schroders Tax-Aware Bond Fund (Prospectus Summary) | Hartford Schroders Tax-Aware Bond Fund | Class T
Risk/Return:
Trading Symbol	HFKLX
Hartford Schroders Tax-Aware Bond Fund (Prospectus Summary) | Hartford Schroders Tax-Aware Bond Fund | Class C
Risk/Return:
Trading Symbol	HFKCX
Hartford Schroders Tax-Aware Bond Fund (Prospectus Summary) | Hartford Schroders Tax-Aware Bond Fund | Class I
Risk/Return:
Trading Symbol	STWTX
Hartford Schroders Tax-Aware Bond Fund (Prospectus Summary) | Hartford Schroders Tax-Aware Bond Fund | Class Y
Risk/Return:
Trading Symbol	HFKYX
Hartford Schroders Tax-Aware Bond Fund (Prospectus Summary) | Hartford Schroders Tax-Aware Bond Fund | Class F
Risk/Return:
Trading Symbol	HFKFX
Hartford Schroders Tax-Aware Bond Fund | Hartford Schroders Tax-Aware Bond Fund | Class SDR
Risk/Return:
Trading Symbol	HFKVX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class A
Risk/Return:
Trading Symbol	SEMVX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class T
Risk/Return:
Trading Symbol	HHHLX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class C
Risk/Return:
Trading Symbol	HHHCX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class I
Risk/Return:
Trading Symbol	SEMNX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class R3
Risk/Return:
Trading Symbol	HHHRX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class R4
Risk/Return:
Trading Symbol	HHHSX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class R5
Risk/Return:
Trading Symbol	HHHTX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class Y
Risk/Return:
Trading Symbol	HHHYX
Hartford Schroders Emerging Markets Equity Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Equity Fund | Class F
Risk/Return:
Trading Symbol	HHHFX
Hartford Schroders Emerging Markets Equity Fund | Hartford Schroders Emerging Markets Equity Fund | Class SDR
Risk/Return:
Trading Symbol	SEMTX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class A
Risk/Return:
Trading Symbol	SMSVX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class T
Risk/Return:
Trading Symbol	HFZLX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class C
Risk/Return:
Trading Symbol	HFZCX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class I
Risk/Return:
Trading Symbol	SMSNX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R3
Risk/Return:
Trading Symbol	HFZRX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R4
Risk/Return:
Trading Symbol	HFZSX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R5
Risk/Return:
Trading Symbol	HFZTX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class Y
Risk/Return:
Trading Symbol	HFZYX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (Prospectus Summary) | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class F
Risk/Return:
Trading Symbol	HFZFX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class SDR
Risk/Return:
Trading Symbol	SMSRX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class A
Risk/Return:
Trading Symbol	SGMVX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class T
Risk/Return:
Trading Symbol	HBBLX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class C
Risk/Return:
Trading Symbol	HBBCX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class I
Risk/Return:
Trading Symbol	SGMNX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class R3
Risk/Return:
Trading Symbol	HBBRX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class R4
Risk/Return:
Trading Symbol	HBBSX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class R5
Risk/Return:
Trading Symbol	HBBTX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class Y
Risk/Return:
Trading Symbol	HBBYX
Hartford Schroders Income Builder Fund (Prospectus Summary) | Hartford Schroders Income Builder Fund | Class F
Risk/Return:
Trading Symbol	HBBFX
Hartford Schroders Income Builder Fund | Hartford Schroders Income Builder Fund | Class SDR
Risk/Return:
Trading Symbol	SMGRX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class A
Risk/Return:
Trading Symbol	SGBVX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class T
Risk/Return:
Trading Symbol	HSBLX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class C
Risk/Return:
Trading Symbol	HSBCX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class I
Risk/Return:
Trading Symbol	SGBNX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class R3
Risk/Return:
Trading Symbol	HSBRX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class R4
Risk/Return:
Trading Symbol	HSBSX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class R5
Risk/Return:
Trading Symbol	HSBTX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class Y
Risk/Return:
Trading Symbol	HSBYX
Hartford Schroders Global Strategic Bond Fund (Prospectus Summary) | Hartford Schroders Global Strategic Bond Fund | Class F
Risk/Return:
Trading Symbol	HSBFX
Hartford Schroders Global Strategic Bond Fund | Hartford Schroders Global Strategic Bond Fund | Class SDR
Risk/Return:
Trading Symbol	SGBJX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class A
Risk/Return:
Trading Symbol	SCVEX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class T
Risk/Return:
Trading Symbol	HSWLX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class C
Risk/Return:
Trading Symbol	HSWCX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class I
Risk/Return:
Trading Symbol	SCIEX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class R3
Risk/Return:
Trading Symbol	HSWRX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class R4
Risk/Return:
Trading Symbol	HSWSX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class R5
Risk/Return:
Trading Symbol	HSWTX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class Y
Risk/Return:
Trading Symbol	HSWYX
Hartford Schroders International Stock Fund (Prospectus Summary) | Hartford Schroders International Stock Fund | Class F
Risk/Return:
Trading Symbol	HSWFX
Hartford Schroders International Stock Fund | Hartford Schroders International Stock Fund | Class SDR
Risk/Return:
Trading Symbol	SCIJX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	SIDVX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class T
Risk/Return:
Trading Symbol	HFYLX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class C
Risk/Return:
Trading Symbol	HFYCX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class I
Risk/Return:
Trading Symbol	SIDNX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class R3
Risk/Return:
Trading Symbol	HFYRX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class R4
Risk/Return:
Trading Symbol	HFYSX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class R5
Risk/Return:
Trading Symbol	HFYTX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class Y
Risk/Return:
Trading Symbol	HFYYX
Hartford Schroders International Multi-Cap Value Fund (Prospectus Summary) | Hartford Schroders International Multi-Cap Value Fund | Class F
Risk/Return:
Trading Symbol	HFYFX
Hartford Schroders International Multi-Cap Value Fund | Hartford Schroders International Multi-Cap Value Fund | Class SDR
Risk/Return:
Trading Symbol	SIDRX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class A
Risk/Return:
Trading Symbol	SCUVX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class T
Risk/Return:
Trading Symbol	HOOLX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class C
Risk/Return:
Trading Symbol	HOOCX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class I
Risk/Return:
Trading Symbol	SCUIX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class R3
Risk/Return:
Trading Symbol	HOORX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class R4
Risk/Return:
Trading Symbol	HOOSX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class R5
Risk/Return:
Trading Symbol	HOOTX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class Y
Risk/Return:
Trading Symbol	HOOYX
Hartford Schroders US Small Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small Cap Opportunities Fund | Class F
Risk/Return:
Trading Symbol	HOOFX
Hartford Schroders US Small Cap Opportunities Fund | Hartford Schroders US Small Cap Opportunities Fund | Class SDR
Risk/Return:
Trading Symbol	SCURX
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class A
Risk/Return:
Trading Symbol	SMDVX
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class T
Risk/Return:
Trading Symbol	HFDLX
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class C
Risk/Return:
Trading Symbol	HFDCX
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class I
Risk/Return:
Trading Symbol	SMDIX
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class R3
Risk/Return:
Trading Symbol	HFDRX
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class R4
Risk/Return:
Trading Symbol	HFDSX
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class R5
Risk/Return:
Trading Symbol	HFDTX
Hartford Schroders US Small/Mid Cap Opportunities Fund (Prospectus Summary) | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class Y
Risk/Return:
Trading Symbol	HFDYX
Hartford Schroders US Small/Mid Cap Opportunities Fund | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class F
Risk/Return:
Trading Symbol	HFDFX
Hartford Schroders US Small/Mid Cap Opportunities Fund | Hartford Schroders US Small/Mid Cap Opportunities Fund | Class SDR
Risk/Return:
Trading Symbol	SMDRX